Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 363,463	$ 310,609	$ 1,678,967	$ 1,460,370
Cost of Revenue	292,263	33,072	1,395,187	1,342,139
Gross profit	71,200	(27,463)	283,780	118,231
Operating Expenses:
Selling expense	512	15,070	22,590	46,624
Compensation - officers	39,100	34,000	142,100	150,154
Research and development	63,150	70,396	256,636	255,232
Professional fees	377,547	433,539	1,297,160	1,376,995
General and administrative	310,084	389,813	1,269,207	1,113,201
Goodwill impairment			0	458,490
Intangible assets impairment			0	47,975
Total Operating Expenses	790,393	942,818	2,987,693	3,448,671
Loss from Operations	(719,193)	(970,281)	(2,703,913)	(3,330,440)
Other Income (Expense):
Interest income (expense), net	(7,533)	1,275	(4,072)	2,257
Interest expense - related party	0	(81)	(81)	(1,750)
Other income	44,210	46,781	170,953	154,390
Total other income (expense)	36,677	47,975	166,800	154,897
Loss before income taxes	(682,516)	(922,306)	(2,537,113)	(3,175,543)
Income tax expense	0	0	0	0
Net Loss	$ (682,516)	$ (922,306)	$ (2,537,113)	$ (3,175,543)
Weight Average Number of Common Shares Outstanding - Basic and Diluted	40,959,741	40,959,741	40,959,741	40,945,807
Net Loss per common share: Basic and Diluted	$ (0.02)	$ (0.02)	$ (0.06)	$ (0.08)
Revenue [Member]
Total revenue	$ 353,272	$ 295,937	$ 1,652,518	$ 1,446,186
Revenue - related Party [Member]
Total revenue	$ 10,191	$ 14,672	$ 26,449	$ 14,184